Net (recoveries) charges related to Ukraine Conflict - Schedule of Impairments Recognized as a Result of Conflict in Ukraine (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict	$ (1,490,431)	$ (194,750)	$ (1,287,972)	$ 2,700,000
Insurance proceeds and interest
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict	(1,488,000)	(172,000)	(1,254,000)
Net recoveries of flight equipment
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict	(2,000)	(23,000)	(15,000)	$ 3,200,000
Letters of credit receipts and other collections
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict	$ 0	$ 0	$ (19,000)